INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of inventory

	2024	2023
Work in progress	$356.5	$282.4
Raw materials, supplies and manufactured products	217.1	301.0
Total inventories	$573.6	$583.4